RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

We are obligated to pay Goldland $83,333 per month as rent under a lease of Goldland's interest in War Eagle Mountain dated October 11, 2007, plus a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease currently expires on October 1, 2026, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000. All of the officers and directors of GoldLand are also officers and directors of us. Instead of paying the rent in cash, we have, since January 1, 2012, satisfied our rental obligation by reductions in the amount that Goldland owes us, as discussed below.

During the six months ended June 30, 2012, we issued 43,852,978 shares valued at $1,534,854 to various officers of Goldland (who are also our officers) to pay compensation that will be owed to them by Goldland for the 2012 fiscal year. The value of the shares issued by us was recorded as an amount due to us by Goldland.

As of June 30, 2012 and December 31, 2011, GoldLand owed us $$1,505,226 and $$452,799 respectively. The amounts are non-interest bearing, unsecured demand loans.

Pierre Quilliam has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Quilliam at June 30, 2012 and December 31, 2011 was $50,938 and $0, respectively.

Thomas C. Ridenour has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Ridenour at June 30, 2012 and December 31, 2011 was $25,000 and $0, respectively.

NOTE 10 - RELATED PARTY TRANSACTIONS

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. We agreed with GoldLand to extend the date lease payments must commence to July 1, 2010, and extended the lease term by an equal amount of time.

On the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period. All of the officers and directors of GoldLand are also officers and directors of us.

As of December 31, 2011, GoldLand owed us $469,799 and as of December 31, 2010, we owed GoldLand $6,000. The amounts are non-interest bearing, unsecured demand loans.

Pierre Quilliam, Denise Quilliam, Christian Quilliam and Allan Breitkreuz are all officers and directors of GoldLand and us. Thomas C. Ridenour, who is an officer of us, is also an officer of GoldLand.

Pierre Quilliam has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Quilliam at December 31, 2011 and December 31, 2010 was $0 and $323, respectively.

During 2010 we issued 698,073 of Class A Common Stock to Q-Prompt, Inc. for computer services valued at $71,770 in various transactions. Q-Prompt, Inc. is owned by Christian Quilliam, who is the son of Mr. and Ms. Quilliam. In 2010, we issued 1,746,875 shares of Class B Common Stock to Christian Quilliam as a signing bonus when he was hired as our chief operating officer. At the time of the issuances to Q-Prompt, Inc., Christian Quilliam's parents were directors.

During 2011 we issued 288,401 of Class A Common Stock to Pascale Tutt for mineral claims administration and property due diligence valued at $26,500. During 2010 we issued 301,174 of Class A Common Stock to Pascale Tutt for Shareholder relations and property due diligence valued at $34,862. Ms. Tutt is the daughter of Mr. and Ms. Quilliam.

In November 2011, Denise Quilliam loaned us an aggregate amount of $58,755. The loans were convertible into shares of Class B Common Stock at the market price of our Class A Common Stock on the date the loans were made. In December 2011, Ms. Quilliam converted the loans into 1,481,098 shares of our Class B Common Stock.

In October and November 2011, we issued 8,969,107 shares valued at $502,312 to various officers of Goldland (who are also our officers) to pay accrued compensation owed to them by Goldland. The value of the shares will be applied to amounts that we owe Goldland under the above-described lease.

From 2007 to 2011, we have issued various notes to investors to raise capital. The notes have a term of two years, bear interest at 7% per annum payable monthly, and are convertible into Class A Common Stock at the market price on the date of issuance of the note. Erna Breitkreuz, the mother of Allan Breitkreuz, has purchased $154,000 of convertible notes in the offering. Sherrie Breitkreuz, the sister of Allan Breitkreuz, has purchased $13,000 of convertible notes in the offering. Helmut Breitkreuz, the father of Allan Breitkreuz, has purchased $100,000 of convertible notes in the offering.